RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
BBAM [Member] | Servicing Fee [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected			3.50%
BBAM [Member] | Fixed Administrative Fee [Member]
Related Party Transactions [Abstract]
Monthly fee per aircraft with related party			$ 1,000
BBAM [Member] | Fixed Administrative Services Fee Under Term Loan [Member]
Related Party Transactions [Abstract]
Monthly fee with related party			10,000
BBAM [Member] | Fixed Administrative Services Fee Under Magellan Acquisition Limited Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party			10,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Aladdin Acquisition Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party			$ 10,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Aladdin Engine Funding Facility [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected			3.50%
Monthly fee with related party			$ 1,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Acquisition III Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party			10,000
BBAM [Member] | Servicing and Administrative Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party	$ 3,100,000	$ 3,900,000	$ 6,500,000	$ 8,000,000.0
BBAM [Member] | Acquisition Fees [Member]
Related Party Transactions [Abstract]
Percentage of gross acquisition cost of aircraft or aviation asset purchased			1.50%
Expenses with related party	700,000	900,000	$ 1,100,000	900,000
BBAM [Member] | Disposition Fees [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft or aviation asset			1.50%
Expenses with related party		3,100,000	$ 2,900,000	7,100,000
Manager [Member] | Fixed Management Fee [Member]
Related Party Transactions [Abstract]
Adjustment for percentage change in book value of aircraft portfolio during preceding year			0.30%
Base amount used to calculate management fee adjustment			$ 2,700,000,000
Adjustment for percentage change in book value of aircraft portfolio in excess of base amount			0.25%
Expenses with related party	$ 2,000,000.0	$ 2,400,000	$ 3,900,000	$ 4,800,000
Manager [Member] | Fixed Management Fee [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Adjustment increase over $2.7 billion			2,000,000,000.0
Manager [Member] | Fixed Management Fee [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Charges from related party			$ 5,000,000.0